OPERATING LEASES - Future lease payments under operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
OPERATING LEASES
Within one year	¥ 15,030		¥ 25,836
Within a period of more than one year but not more than two years	419		16,878
Total future lease payments	15,449		42,714
Less: imputed interest	(316)		(1,680)
Total lease liabilities balance	15,133		41,034
Less: Current operating lease liabilities	14,719	$ 2,073	24,460
Long-term operating lease liabilities	414	$ 58	16,574
Future lease payments for short-term leases	¥ 2,257		¥ 2,061